Segment Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2023 item	Dec. 31, 2023 CNY (¥) item	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Segment Information
Revenues		¥ 8,812,013	$ 1,241,146	¥ 8,400,631	¥ 9,396,256
China
Segment Information
Number of operating segments	2
Number of business lines in segment		2	2
Revenues | ¥		¥ 8,701,254		¥ 8,255,790